Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN BEACON SELECT FUNDS
Entity Central Index Key	0001096012
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000004819
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Select Fund
Trading Symbol	AAOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon U.S. Government Money Market Select Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker Symbol	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAOXX	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18% [1]
AssetsNet	$ 665,398,508
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 285,189
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$665,398,508
# of Portfolio Holdings	55
Portfolio Turnover RateFootnote Reference*	0%
Total Management Fees Paid	$285,189
Footnote	Description
Footnote*	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Effective Maturity Distribution - % Net Assets

Effective Maturity Distribution (%)	Header
1 to 7 Days	59.8
8 to 30 Days	2.4
31 to 90 Days	20.0
91 to 180 Days	3.0
Over 180 Days	14.8

Largest Holdings [Text Block]

Asset Allocation - % Investments

U.S. Treasury Repurchase Agreements	51.1
U.S. Treasury Obligations	20.8
U.S. Government Agency Obligations	19.6
Government Agency Repurchase Agreements	8.4
Investment Companies	0.1

Material Fund Change [Text Block]

[1]	Annualized.